Commitments, contingencies and guarantees - Maturities of purchase obligations (Detail) - Other commitments [Member] ¥ in Millions	Mar. 31, 2023 JPY (¥)
Purchase obligations [Line Items]
Purchase obligations, Total	¥ 99,134
Less than 1 year	21,501
1 to 2 years	7,767
2 to 3 years	3,119
3 to 4 years	63,879
4 to 5 years	927
More than 5 years	¥ 1,941